FINANCIAL EXPENSE, NET	6 Months Ended
Jun. 30, 2013
FINANCIAL EXPENSE, NET [Abstract]
FINANCIAL EXPENSE, NET
NOTE 6:-	FINANCIAL EXPENSE, NET

	Six months ended June 30,
	2013	2012
	Unaudited
Financial income:
Revaluation of liabilities presented at fair value	$(63)	$-
Exchange rate differences	(22)	(109)

	(85)	(109)
Financial expenses:
Interest	29	97
Exchange rate differences	75	-
Revaluation of liabilities presented at fair value	-	329
Convertible Debt inducement expenses	-	108
Accretion of contingent payment obligation	66	132

	170	666

	$85	$557